NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
NET INCOME PER SHARE
14.
NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the following periods:

	For the six months ended June 30,
	2023	2024
	US$	US$
Numerator:
Net income attributable to ordinary shareholders of UP Fintech	21,149,259	14,923,369
The dilutive effect arising from the convertible bonds	556,322	—
Numerator for diluted net income per ordinary share	21,705,581	14,923,369
Denominator:
Weighted average shares used in calculating net income per ordinary share
Basic	2,317,687,839	2,348,450,793
Effect of dilutive securities:
Dilutive effect of share options	3,269,350	4,118,774
Dilutive effect of restricted shares units	10,326,284	18,920,680
Dilutive effect of convertible bonds	82,010,834	—
Denominator for diluted net income per ordinary share	2,413,294,307	2,371,490,247
Net income per ordinary share
Basic	0.009	0.006
Diluted	0.009	0.006